ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 5,468	$ 5,590
Accrued marketing expenses	3,092	2,870
Accrued compensation	1,391	1,394
Contingent Consideration Liability	6,126	3,017
Other accrued expenses	5,638	5,631
Accounts payable and accrued expenses	21,715	15,485
Liabilities Held for Sale	3	719
Other Noncurrent Liabilities
Accounts Payable and Accrued Liabilities [Line Items]
Contingent Consideration Liability		3,017
fairlife
Accounts Payable and Accrued Liabilities [Line Items]
Contingent Consideration Liability	$ 6,126	$ 0